Label	Element	Value
Innovator Emerging Markets Power Buffer ETF™ - October | iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $0.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.10%
Innovator Emerging Markets Power Buffer ETF™ - October | iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $45.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.70%
Innovator Emerging Markets Power Buffer ETF™ - October | iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $53.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator Emerging Markets Power Buffer ETF™ - October | iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $38.98 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)